INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of major components of income tax expense (recovery)
The major components of income tax expense (recovery) include the following for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Current income tax expense (recovery)	$458	$536	$284
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(283)	(182)	(134)
Recovery arising from previously unrecognized tax assets	(440)	(195)	(1)
Change of tax rates and imposition of new legislations	(54)	6	5
Deferred income tax expense (recovery)	(777)	(371)	(130)
Total income tax expense (recovery)	$(319)	$165	$154

Disclosure of effective tax rate differences
The partnership’s effective income tax rate is different from the partnership’s composite income tax rate due to the following differences set out below:

(%)	2022	2021	2020
Composite income tax rate	27%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	7	(4)	2
International operations subject to different tax rates	(114)	1	23
Taxable income attributable to non-controlling interests	12	(14)	(19)
Recognition of deferred tax assets	570	(9)	(10)
Non-recognition of the benefit of current year’s tax losses	(142)	5	2
Change in tax rates and imposition of new legislation	62	—	(1)
Other	(18)	2	(3)
Effective income tax rate	404%	8%	21%

Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred income tax assets and liabilities as at December 31, 2022 and 2021 relate to the following:

(US$ MILLIONS)	2022	2021
Non-capital losses (Canada)	$186	$104
Capital losses (Canada)	—	18
Losses (U.S.)	388	281
Losses (International)	501	440
Difference in basis	(3,528)	(2,462)
Total net deferred tax (liability) asset	$(2,453)	$(1,619)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$1,245	$888
Deferred income tax liabilities	(3,698)	(2,507)
Total net deferred tax (liability) asset	$(2,453)	$(1,619)
The deferred income tax movements are as follows:

(US$ MILLIONS)	2022	2021
Opening net deferred tax (liability) asset	$(1,619)	$(940)
Recognized in income	777	371
Recognized in other comprehensive income	(24)	(41)
Other (1)	(1,587)	(1,009)
Net deferred tax (liability) asset	$(2,453)	$(1,619)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.
Disclosure of expiry date of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
One year from reporting date	$18	$1
Two years from reporting date	1	18
Three years from reporting date	5	1
After three years from reporting date	231	283
No expiry	812	836
Total	$1,067	$1,139

Disclosure of components of income tax in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2022, 2021 and 2020 are set out below:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Fair value through other comprehensive income	$(119)	$(13)	$49
Net investment hedges	17	9	26
Cash flow hedges	86	15	—
Equity accounted investments	1	(2)	—
Insurance finance reserve	23	—	—
Pension plan actuarial changes	16	32	(9)
Total deferred tax expense (recovery) in other comprehensive income	$24	$41	$66